18. RELATED-PARTY BALANCES AND TRANSACTIONS (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Current assets	R$ 162,987	R$ 488,603
Noncurrent assets	696,745	631,834
Total assets	859,732	1,120,437
Current liabilities	138,071	61,550
Noncurrent liabilities	41,937	28,004
Total liabilities	180,008	R$ 89,554
Other Related Parties
Disclosure of transactions between related parties [line items]
Current assets	111,547
Noncurrent assets	113,031
Total assets	224,578
Current liabilities	7,462
Noncurrent liabilities	41,937
Total liabilities	49,399
CBS Previdencia | Other Related Parties
Disclosure of transactions between related parties [line items]
Current assets
Noncurrent assets	111,281
Total assets	111,281
Current liabilities
Noncurrent liabilities	41,937
Total liabilities	41,937
Fundacao CSN | Other Related Parties
Disclosure of transactions between related parties [line items]
Current assets	1,829
Noncurrent assets
Total assets	1,829
Current liabilities	518
Noncurrent liabilities
Total liabilities	518
Banco Fibra | Other Related Parties
Disclosure of transactions between related parties [line items]
Current assets	53
Noncurrent assets
Total assets	53
Current liabilities
Noncurrent liabilities
Total liabilities
Usiminas | Other Related Parties
Disclosure of transactions between related parties [line items]
Current assets
Noncurrent assets
Total assets
Current liabilities	410
Noncurrent liabilities
Total liabilities	410
Panatlantica | Other Related Parties
Disclosure of transactions between related parties [line items]
Current assets	109,565
Noncurrent assets	1,750
Total assets	111,351
Current liabilities	6,534
Noncurrent liabilities
Total liabilities	6,534
Partifib Projetos Imobiliarios | Other Related Parties
Disclosure of transactions between related parties [line items]
Current assets	100
Noncurrent assets
Total assets	100
Current liabilities
Noncurrent liabilities
Total liabilities
Vicunha Imoveis Ltda. | Other Related Parties
Disclosure of transactions between related parties [line items]
Current assets
Noncurrent assets
Total assets
Current liabilities
Noncurrent liabilities
Total liabilities
Vicunha Servicos Ltda. | Other Related Parties
Disclosure of transactions between related parties [line items]
Current assets
Noncurrent assets
Total assets
Current liabilities
Noncurrent liabilities
Total liabilities
Arvedi Metalfer do Brasil S.A. | Associates
Disclosure of transactions between related parties [line items]
Current assets	9,650
Noncurrent assets	29,020
Total assets	38,670
Current liabilities
Noncurrent liabilities
Total liabilities
Joint Venture/Joint Operation
Disclosure of transactions between related parties [line items]
Current assets	41,790
Noncurrent assets	554,694
Total assets	596,484
Current liabilities	130,609
Noncurrent liabilities
Total liabilities	130,609
Joint Venture/Joint Operation | Ita Energetica S.A.
Disclosure of transactions between related parties [line items]
Current assets
Noncurrent assets
Total assets
Current liabilities	2,741
Noncurrent liabilities
Total liabilities	2,741
Joint Venture/Joint Operation | MRS Logistica S.A.
Disclosure of transactions between related parties [line items]
Current assets	40,828
Noncurrent assets
Total assets	40,828
Current liabilities	100,749
Noncurrent liabilities
Total liabilities	100,749
Joint Venture/Joint Operation | CBSI
Disclosure of transactions between related parties [line items]
Current assets	714
Noncurrent assets
Total assets	714
Current liabilities	23,874
Noncurrent liabilities
Total liabilities	23,874
Joint Venture/Joint Operation | Transnordestina Logistica S.A.
Disclosure of transactions between related parties [line items]
Current assets	248
Noncurrent assets	554,694
Total assets	554,942
Current liabilities	3,245
Noncurrent liabilities
Total liabilities	R$ 3,245